Earnings/(loss) per share - Disclosure of reconciliation of basic earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Owners of the parent	€ (22,368)	€ 5,473	€ 18,596
Weighted average number of shares outstanding (in shares)	2,886,684	2,949,652	3,107,725
Basic earnings per share (in EUR per share)	€ (7.75)	€ 1.86	€ 5.98